LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

18.LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB61,034, RMB62,449 and RMB61,267 for the years ended December 31, 2023, 2024 and 2025, respectively, including amortization expenses of land use rights of RMB20,724, RMB20,723 and RMB21,004 for the years ended December 31, 2023, 2024 and 2025, respectively. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use rights.

Supplemental cash flow information related to leases was as follows:

	Year ended ,	Year ended ,
	December 31, 2024	December 31, 2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	37,150	42,091
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	29,483	38,935

The following table shows ROU (“Right of Use assets”) and lease liabilities as of December 31, 2024 and 2025 (except for lease term and discount rate):

	Year ended ,	Year ended ,
	December 31, 2024	December 31, 2025
	RMB	RMB
Right-of-use assets	35,635	35,733
Operating lease liabilities-current	27,258	18,357
Operating lease liabilities-non current	7,693	14,326

	Year ended ,	Year ended ,
	December 31, 2024	December 31, 2025
	RMB	RMB
Weighted-average remaining lease term	1.41	2.03
Weighted-average discount rate	3.77%	3.27%

The maturities of operating lease liabilities as of December 31, 2024 and 2025 are as follows:

December 31, 2024
RMB
2025	27,736
2026	7,061
2027	1,074
2028 and thereafter	—
Total undiscounted lease payments	35,870
Imputed interest	(919)
Total lease liabilities	34,951

December 31, 2025
RMB
2026	18,591
2027	11,049
2028	3,665
2029 and thereafter	—
Total undiscounted lease payments	33,305
Imputed interest	(622)
Total lease liabilities	32,683